Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2023
Disaggregation of Revenue [Abstract]
Summary of disaggregation of revenue
The following table represents our disaggregation of revenue between mobile and web platforms (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Mobile	$62,468	$60,753	$125,798	$124,883
Web	12,719	19,817	26,985	41,173

Total	$75,187	$80,570	$152,783	$166,056

The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
U.S. (1)	$65,629	$70,661	$133,831	$144,349
International	9,558	9,909	18,952	21,707

Total	$75,187	$80,570	$152,783	$166,056

(1)	Geographic location is presented as being derived from the U.S. when data is not available.

Summary of contract assets and contract liabilities
The following table summarized our opening and closing balances in contract assets and contract liabilities (in thousands):

	As of June 30, 2023	As of December 31, 2022
Contract assets (1)	$662	$728
Contract liabilities	2,207	2,426

(1)	Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet.